Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	3 Months Ended										6 Months Ended				12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016		Dec. 31, 2015	Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Operating Revenues
Total operating revenues	$ 283	$ 234	[1]	$ 224	$ 256	[2]	$ 259	[2],[3]	$ 214	[1],[2]	$ 517		$ 473	[3]	$ 953	[4]	$ 828	[4]	$ 434	[4]
Operating Costs and Expenses
Cost of operations	77	85	[1]				78	[3]	86	[1]	162		164	[3]	321	[4]	277	[4]	154	[4]
Depreciation and amortization	75	74	[1]				78	[3]	75	[1]	149		153	[3]	297	[4]	233	[4]	92	[4]
General and administrative	3	3	[1]				3	[3]	3	[1]	6		6	[3]	12	[4]	8	[4]	7	[4]
Acquisition-related transaction and integration costs	0						1	[3]			0		1	[3]	3	[4]	4	[4]	0	[4]
Total operating costs and expenses	155	162	[1]				160	[3]	164	[1]	317		324	[3]	633	[4]	522	[4]	253	[4]
Operating Income	128	72	[1]	70	101	[2]	99	[2],[3]	50	[1],[2]	200		149	[3]	320	[4]	306	[4]	181	[4]
Other Income (Expense)
Equity in earnings of unconsolidated affiliates	13	3	[1],[5]				4	[3]	3	[1],[5]	16		7	[3]	26	[4],[6]	17	[4],[6]	20	[4],[6]
Other income, net	2	0	[1]				1	[3]	1	[1]	2		2	[3]	3	[4]	6	[4]	4	[4]
Gains (Losses) on Extinguishment of Debt	0						(7)	[3]			0		(7)	[3],[7]	(9)	[4],[6]	(1)	[4],[6]	0	[4],[6]
Interest expense	(68)	(74)	[1]				(51)	[3]	(79)	[1]	(142)		(130)	[3]	(263)	[4]	(216)		(72)	[4]
Total other expense, net	(53)	(71)	[1]				(53)	[3]	(75)	[1]	(124)		(128)	[3]	(243)	[4]	(194)	[4]	(48)	[4]
Income Before Income Taxes	75	1	[1]				46	[3]	(25)	[1]	76		21	[3]	77	[4]	112	[4]	133	[4]
Income tax expense	12	0	[1]				4		(4)	[1]	12		0		12	[4]	4	[4]	8	[4],[8],[9]
Net Income	63	1	[1],[10]	12	32	[2]	42	[2],[3],[11]	(21)	[1],[2],[10]	64		21	[3],[11]	65	[4],[12]	108	[4],[12]	125	[4],[12]
Less: Pre-acquisition net (loss) income of Drop Down Assets	5	(1)	[1],[10]				1	[11]	(5)	[1],[10]	4		(4)	[3],[11]	(10)	[12]	44	[9],[12]	16	[9],[12]
Net Income Excluding Pre-acquisition Net (Loss) Income of Drop Down Assets	58	2	[1]				41	[3]	(16)	[1]	60		25	[3]	75	[4]	64	[4]	109	[4]
Less: Net income attributable to noncontrolling interests	26	(3)	[1]				31	[3]	(11)	[1]	23		20	[3]	42	[4]	48	[4]	42	[4],[9]
Net income attributable to NRG Yield, Inc.(a)	$ 32	5	[1]	$ 11	$ 17		$ 10		$ (5)	[1]	37		5		33		16		13
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Earnings Per Share, Basic				$ 0.12	$ 0.18	[13]	$ 0.15	[13]	$ (0.07)	[13]
Dividends Per Class A Common Share	$ 0.23			$ 0.215	$ 0.21		$ 0.20
Predecessor
Other Income (Expense)
Net Income															0	[4]	0	[4]	$ 54
Noncontrolling Interest [Member]
Other Income (Expense)
Less: Pre-acquisition net (loss) income of Drop Down Assets																	44
Less: Net income attributable to noncontrolling interests																	48
Common Class A [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.(a)	$ 11	$ 2					$ 5		$ (3)		$ 13		$ 3		$ 14	[14]	$ 8	[14]
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Weighted average number of common shares outstanding		35							35						35		28		23
Weighted Average Number of Shares Outstanding, Diluted	49						35				35		35
Earnings per weighted average common share — basic and diluted (a)		$ 0.05							$ (0.07)	[15]	$ 0.38		$ 0.07		$ 0.40	[14]	$ 0.30	[14]	$ 0.29
Earnings Per Share, Basic	$ 0.33						$ 0.15
Earnings Per Share, Diluted	0.29						0.15				0.38		0.07
Dividends Per Class A Common Share	$ 0.23	$ 0.225					$ 0.200		$ 0.39		$ 0.455		$ 0.59		$ 1.015		$ 1.42		$ 0.23
Common Class C [Member]
Other Income (Expense)
Net income attributable to NRG Yield, Inc.(a)	$ 21	$ 3					$ 5		$ (3)		$ 24		$ 3		$ 19	[14]	$ 8	[14]
Earnings Per Share Attributable to NRG Yield, Inc. Class A and Class C Common Stockholders
Weighted average number of common shares outstanding		63							35						49		28		23
Weighted Average Number of Shares Outstanding, Diluted	73						35				63		35
Earnings per weighted average common share — basic and diluted (a)		$ 0.05	[15]						$ (0.07)	[15]	$ 0.38	[16]	$ 0.07	[16]	$ 0.40	[14]	$ 0.30	[14]
Earnings Per Share, Basic	$ 0.33						$ 0.15
Earnings Per Share, Diluted	0.31						0.15				0.38		0.07
Dividends Per Class A Common Share	$ 0.23	$ 0.225					$ 0.20		$ 0.00		$ 0.455		$ 0.20		$ 0.625

[1]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[2]	a) The Company's unaudited quarterly financial data was recast for the effect of the effect of the CVSR Drop Down.
[3]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[4]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[5]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[6]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[7]	(a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[8]	(a) Represents 34.5% ownership for the period July 22, 2013 through December 31, 2013
[9]	Retrospectively adjusted as discussed in Item 15 — Note 1, Nature of Business of the Company's Consolidated Financial Statements.
[10]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[11]	a) Retrospectively adjusted as discussed in Note 1, Nature of Business.
[12]	Retrospectively adjusted as discussed in Note 1, Nature of Business.
[13]	The Company's unaudited quarterly financial data was recast for the effect of the CVSR Drop Down.
[14]	Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.
[15]	(a) Net income (loss) attributable to NRG Yield, Inc. and basic and diluted earnings (loss) per share might not recalculate due to presenting values in millions rather than whole dollars.
[16]	(a) Net income attributable to NRG Yield, Inc. and basic and diluted earnings per share might not recalculate due to presenting values in millions rather than whole dollars.